Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 14, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	CAMERON INTERNATIONAL CORP
Entity Central Index Key	0000941548
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 12,862,353,063
Entity Common Stock, Shares Outstanding		216,782,270
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013